ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT (Details 2) (Option agreement with Arden Larson - Klondike Project)	Jun. 11, 2012
Gold | Average market price Less than $1,200/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	1.00%
Maximum buy-down net smelter return royalty (in percent)	0.50%
Gold | Average market price - $1,201 to $1,600/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	1.50%
Maximum buy-down net smelter return royalty (in percent)	0.75%
Gold | Average market price - $1,601 to $2,000/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	2.00%
Maximum buy-down net smelter return royalty (in percent)	1.00%
Gold | Average market price - $2,001 to $2,400/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	2.50%
Maximum buy-down net smelter return royalty (in percent)	1.25%
Gold | Average market price - $2,401 to $2,800/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	3.00%
Maximum buy-down net smelter return royalty (in percent)	1.50%
Gold | Average market price - $2,801 to $3,200/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	3.50%
Maximum buy-down net smelter return royalty (in percent)	1.75%
Gold | Average market price - Greater than $3,200/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	4.00%
Maximum buy-down net smelter return royalty (in percent)	2.00%
Silver | Average market price - Less than $15/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	1.00%
Maximum buy-down net smelter return royalty (in percent)	0.50%
Silver | Average market price - $15.01 to $30/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	1.50%
Maximum buy-down net smelter return royalty (in percent)	0.75%
Silver | Average market price - $30.01 to $45/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	2.00%
Maximum buy-down net smelter return royalty (in percent)	1.00%
Silver | Average market price - $45.01 to $60/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	2.50%
Maximum buy-down net smelter return royalty (in percent)	1.25%
Silver | Average market price - $60.01 to $75/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	3.00%
Maximum buy-down net smelter return royalty (in percent)	1.50%
Silver | Average market price - $75.01 to $90/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	3.50%
Maximum buy-down net smelter return royalty (in percent)	1.75%
Silver | Average market price - Greater than $90/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	4.00%
Maximum buy-down net smelter return royalty (in percent)	2.00%
Other | Average market price - As determined by products
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	2.00%
Maximum buy-down net smelter return royalty (in percent)	1.00%